Exhibit 99.1

INVESTORS' MONTHLY REPORT
GRANITE MASTER ISSUER PLC

Monthly Report re: Granite Mortgages 01-1 Plc, Granite Mortgages 01-2 Plc, Granite Mortgages 02-1 Plc Granite Mortgages 02-2 Plc, Granite Mortgages 03-1 Plc, Granite Mortgages 03-2 Plc, Granite Mortgages 03-3 Plc Granite Mortgages 04-1 Plc, Granite Mortgages 04-2 Plc, Granite Mortgages 04-3 Plc, Granite Finance Trustee Limited, Granite Finance Funding Limited and Granite Finance Funding 2 Limited

Month ended   31-Oct-06

N.B. this data fact sheet and its notes can only be a summary of certain features of the bonds and their structure. No representation can be made that the information herein is accurate or complete and no liability is accepted therefor. Reference should be made to the issue documentation for a full description of the bonds and their structure. This data fact sheet and its notes are for information purposes only and are not intended as an offer or invitation with respect to the purchase or sale of any security. Reliance should not be placed on the information herein when making any decision whether to buy, hold or sell bonds (or other securities) or for any other purpose.


-------------------------------------------------------------------------------
Commentary on asset performance in the period

The performance of the trust assets remained exceptionally strong in the month. The 3 month plus arrears by balance have fallen to 0.44%. An assignment of (pound)5.8bn of new mortgage assets took place in October, this assignment was in preparation for Series 06-4.



-------------------------------------------------------------------------------

Next trust determination date                                   1 November 2006

Next trust distribution date                                    9 November 2006
(6 business days from determination date)

Mortgage Loans

-------------------------------------------------------------------------------
Number of Mortgage Loans in Pool                                 382,275

Current Balance - Trust Mortgage Assets                    (GBP)41,039,667,349

Current Balance - Trust Cash and other Assets               (GBP)2,152,349,724

Last Months Closing Trust Assets                           (GBP)39,130,229,280

Funding share                                              (GBP)13,107,132,865

Funding 2 share                                            (GBP)22,964,624,597

Funding and Funding 2 share                                (GBP)36,071,757,462

Funding and Funding 2 Share Percentage                             83.51%

Seller Share*                                               (GBP)7,120,259,611

Seller Share Percentage                                            16.49%

Minimum Seller Share (Amount)*                              (GBP)2,891,669,781

Minimum Seller Share (% of Total)                                 6.69%

Funding Bank Balance - Principal element of Balance           (GBP)709,475,397

Funding 2 Bank Balance - Principal element of Balance         (GBP)976,088,876

Excess Spread last quarter annualised (% of Total)                0.53%
-------------------------------------------------------------------------------
* Please see the Additional Notes to the Investor Reports


Arrears Analysis of Non Repossessed Mortgage Loans

-------------------------------------------------------------------------------------------------------
                  Number       Principal (GBP)     Arrears (GBP)     By number (%)     By Principal (%)

> = 1 < 2 Months    4,510           497,714,776      3,827,996          1.18%             1.21%

> = 2 < 3 Months    1,598           175,969,655      2,531,387          0.42%             0.43%

> = 3 < 4 Months      622            67,948,298      1,425,633          0.16%             0.17%

> = 4 < 5 Months      366            40,141,494      1,089,306          0.10%             0.10%

> = 5 < 6 Months      172            20,389,046       622,294           0.04%             0.05%

> = 6 < 7 Months      161            17,803,826       657,804           0.04%             0.04%

> = 7 < 8 Months      113            12,383,850       542,261           0.03%             0.03%

> = 8 < 9 Months       48            4,894,505        258,893           0.01%             0.01%

> = 9 < 10 Months      84            7,667,791        444,370           0.02%             0.02%

> = 10 < 11 Months     46            4,748,024        294,136           0.01%             0.01%

> = 11 < 12 Months     45            5,119,277        355,252           0.01%             0.01%

> = 12                 15            1,355,051        103,663           0.00%             0.00%

Total               7,780           856,135,593     12,152,995          2.04%             2.09%
-------------------------------------------------------------------------------------------------------


Arrears are calculated in accordance with standard market practice in the UK. A mortgage is identified as being in arrears when, on any due date, the overdue amounts which were due on previous due dates equal, in the aggregate, one or more full monthly payments. In making an arrears determination, the administrator calculates as of the date of determination the difference between the sum of all monthly payments that were due and payable by a borrower on any due date up to that date of determination (less the aggregate amount of all authorised underpayments made by such borrower up to such date of determination) and the sum of all payments actually made by that borrower up to that date of determination. If the result arrived at by dividing that difference (if any) by the amount of the required monthly payment equals or exceeds 1 the loan is deemed to be in arrears. Arrears classification is determined based on the number of full monthly payments that have been missed. A borrower that has missed payments that in the aggregate equal or exceeding 2 monthly payments (but for which the aggregate of missed payments is less than 3 monthly payments) would be classified as being between 2 - 3 months in arrears, and so on.


Properties in Possession

-------------------------------------------------------------------------------
                               Number           Principal (GBP) Arrears (GBP)

Total (since inception)         1820           155,254,598      8,137,375
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Properties in Possession                                           497

Number Brought Forward                                             446

Repossessed (Current Month)                                         51

Sold (since inception)                                            1323

Sold (current month)                                                62

Sale Price / Last Loan Valuation                                  1.04

Average Time from Possession to Sale (days)                        136

Average Arrears at Sale                                      (GBP)4,184

Total Principal Loss (Since inception)                   (GBP)4,169,592

Total Principal Loss (current month)                       (GBP)286,650

Number of accounts experiencing a loss since inception             315

Ratio of aggregate net losses to average portfolio balance       0.00010

Average loss on accounts experiencing a loss                 (GBP)13,237

MIG Claims Submitted                                                16

MIG Claims Outstanding                                              1

Average Time from Claim to Payment                                  88
-------------------------------------------------------------------------------
Note: The arrears analysis and repossession information is at close of business for the report month

Substitution

-------------------------------------------------------------------------------
                                              Number         Principal (GBP)

Substituted this period                       46,347       (GBP)5,872,299,625

Substituted to date (since 26 March 2001)    911,159      (GBP)97,329,678,029
-------------------------------------------------------------------------------

CPR Analysis

-------------------------------------------------------------------------------
                                                                 % of CPR

Current Month % of CPR - Removals*                                59.30%

Previous Month % of CPR - Removals*                               54.10%

Current Month % of CPR - Non-Removals**                           40.70%

Previous Month % of CPR - Non-Removals**                          45.90%
-------------------------------------------------------------------------------
*Removals are loans that Northern Rock has repurchased from the Trust (e.g. Further Advances and Product Switches)
**Non-Removals are scheduled repayments, overpayments and redemptions

-------------------------------------------------------------------------------
                                               Monthly          Annualised

Current Month CPR Rate - Total                  5.50%             49.26%

Previous Month CPR Rate - Total                 4.74%             44.18%
-------------------------------------------------------------------------------

Key pool statistics

-------------------------------------------------------------------------------
Weighted Average Seasoning (by value) Months                      24.66

Weighted Average Remaining Term (by value) Years                  21.33

Average Loan Size                                           (GBP)107,356

Weighted Average LTV (by value)                                   77.41%

Weighted Average Indexed LTV (by value)                           69.90%

Non Verified (by value)                                           42.81%
-------------------------------------------------------------------------------

Product Breakdown

-------------------------------------------------------------------------------
Fixed Rate (by balance)                                           55.28%

Together (by balance)                                             27.74%

Capped (by balance)                                                0.15%

Variable (by balance)                                             11.46%

Tracker (by balance)                                               5.37%

Total                                                            100.0%
-------------------------------------------------------------------------------

Geographic Analysis

--------------------------------------------------------------------------------
                   Number        % of Total        Value (GBP)      % of Total

East Anglia        8,180           2.14%           892,577,967       2.17%

East Midlands     27,440           7.18%          2,702,230,846      6.58%

Greater London    44,857          11.73%          7,516,523,462     18.32%

North             34,235           8.96%          2,498,702,281      6.09%

North West        48,761          12.76%          4,363,927,593     10.63%

Scotland          54,242          14.19%          4,168,173,942     10.16%

South East        59,197          15.49%          8,383,229,986     20.43%

South West        26,835           7.02%          3,239,219,304      7.89%

Wales             15,336           4.01%          1,389,192,898      3.39%

West Midlands     25,970           6.79%          2,660,813,310      6.48%

Yorkshire         37,222           9.74%          3,225,075,759      7.86%

Total            382,275           100%          41,039,667,349      100%
-------------------------------------------------------------------------------

LTV Levels Breakdown

-------------------------------------------------------------------------------
                               Number         Value (GBP)     % of Total

0% < 25%                       15,756           564,791,660       1.38%

> = 25% < 50%                  45,620          3,542,238,397      8.63%

> = 50% < 55%                  13,626          1,318,846,145      3.21%

> = 55% < 60%                  15,016          1,566,495,080      3.82%

> = 60% < 65%                  16,858          1,861,033,535      4.53%

> = 65% < 70%                  20,543          2,302,520,963      5.61%

> = 70% < 75%                  23,713          2,874,179,002      7.00%

> = 75% < 80%                  25,974          3,321,821,504      8.09%

> = 80% < 85%                  42,506          5,400,233,518      13.16%

> = 85% < 90%                  45,578          5,654,972,441      13.78%

> = 90% < 95%                  78,559          8,379,212,152      20.42%

> = 95% < 100%                 36,788          4,083,120,022       9.95%

> = 100%                       1,738             170,202,931       0.41%

Total                         382,275         41,039,667,349     100.0%
-------------------------------------------------------------------------------

Repayment Method

-------------------------------------------------------------------------------
                               Number         Value (GBP)     % of Total

Endowment                      16,089          1,350,432,689      3.29%

Interest Only                  91,257         13,760,584,270     33.53%

Pension Policy                  355             34,487,313        0.08%

Personal Equity Plan            647             45,892,831        0.11%

Repayment                     273,927         25,848,270,246     62.98%

Total                         382,275         41,039,667,349    100.00%
-------------------------------------------------------------------------------

Employment Status

-------------------------------------------------------------------------------
                               Number          Value (GBP)     % of Total

Full Time                     328,395          33,462,424,883     81.54%

Part Time                      4,994            379,546,502        0.92%

Retired                        1,770            100,465,499        0.24%

Self Employed                  44,151          6,938,170,053      16.91%

Other                          2,965            159,060,411        0.39%

Total                         382,275         41,039,667,349     100.00%
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
NR Current Existing Borrowers' SVR                                 6.84%

Effective Date of Change                                     1 September 2006
-------------------------------------------------------------------------------


Main parties to the structure

Northern Rock plc             Citibank NA                  The Bank of New York

Seller                        Agent bank                   Security trustee
Administrator                 Common depositary            Note trustee
Cash Manager                  Principal paying agent
Basis swap provider           Registrar
Start up loan provider        US Paying Agent
Account bank

Ratings
       Short term Long term   Short term  Long term      Short term   Long term
S&P      A1        A positive   A1+         AA                 A-1+      AA-
Moodys   P-1       A1           P-1        Aa1                 P-1       Aa2
Fitch    F1        A+           F1+         AA+                F1+       AA-


-------------------------------------------------------------------------------
Trustee Principal Ledger Receipts and Distribution
       Principal Received       Funding          Funding 2         Seller

Month  (GBP)2,006,904,029  (GBP)344,868,117 (GBP)111,641,310 (GBP)1,550,394,602

-------------------------------------------------------------------------------

Principal receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.


----------------------------------------------------------------------------------------------------------
Trustee Revenue Ledger Receipts and Distribution

                                    Receipts
              Revenue Received    GIC Interest       sub-total       Administration fee  Available revenue

Month         (GBP)173,105,130   (GBP)6,297,585   (GBP)179,402,715     (GBP)2,479,185    (GBP)176,923,530

----------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------
Trustee Revenue Distribution


                             Funding           Funding 2         Seller

Month                    (GBP)64,412,178   (GBP)108,222,266   (GBP)4,289,086

------------------------------------------------------------------------------

Revenue receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.

On a monthly basis Trustee receipts are shared on a pro-rata basis between Northern Rock, Granite Finance Funding Limited and Granite Finance Funding 2 Limited in relation to their respective shares of the trust. Granite Finance Funding will in turn distribute its revenue between the issuers (Granite Mortgages 01-1 plc to Granite Mortgages 04-3 plc). Granite Finance Funding 2 Limited distributes its share of revenue to Granite Master Issuer plc in accordance with the underlying series of notes issued by Granite Master Issuer plc.

Granite Master Issuer Waterfall 20 October 2006

Distribution of Issuer Available Revenue Receipts                  Total

Issuer available revenue receipts from Funding2                 91,610,152
Issuer available revenue receipts - Issuers Revenue Lender       2,305,422
Issuer available reserve fund                                  360,386,338

                                                               454,301,913

Issuer required revenue receipts                                91,610,152

3rd party creditors                                                      0
Issuer cash manager                                                      0
Amounts due to the A notes and A swap providers                 75,941,197
Amounts due to the B notes and B note swap providers             2,805,406
Amounts due to the M notes and M note swap providers             2,828,470
Amounts due to the C notes and C note swap providers             3,467,446
Interest due on start-up loan (from Northern Rock plc)           1,640,313
Principal due on start-up loan                                   5,453,033
To fund issuer reserve fund                                    360,386,338
To fund funding reserve fund                                             0
To fund Series 05-2,05-3,05-4,06-1 and 06-2 Payment Date         1,779,709

Excess of available revenue receipts over required receipts      5,453,033



Additional Notes to the Investor Reports

An "asset trigger event" is the event that occurs when an amount is debited to the principal deficiency sub-ledger in relation to the class A notes of any Funding issuer or to the AAA principal deficiency sub-ledger of Funding 2. Following an asset trigger event controlled amortisation schedules will no longer apply and the notes will become pass-through notes paying principal pro rata on the most senior outstanding notes and then sequential.

No asset trigger event has occurred

A "non-asset trigger event" means any of the following events:
        o   an insolvency event occurs in relation to the seller;
        o the seller's role as administrator is terminated and a new administrator is not appointed within 60 days; or
        o on the distribution date immediately succeeding a seller share event distribution date, the current seller share is equal to or less than the minimum seller share (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date
A "seller share event" will occur if, on a distribution date, (i) the result of the calculation of the current seller share on that distribution date would be equal to or less than the minimum seller share for such distribution date (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date and (ii) a seller share event has not occurred on the immediately preceding distribution date).

No non-asset trigger event has occurred

A arrears trigger event will occur if the outstanding principal balance of 90+ day arrears in the trust exceed 2%. In the event of an arrears trigger the Granite Mortgages 04-2 issuer reserve fund will step up to 1.415%, the Granite 04-3 issuer reserve fund will step up to 1.38% and the Funding 2 reserve fund required amount increases by (pound)21.5 million. This trigger event is curable.

No arrears trigger event has occurred.

A step up trigger event will occur if any issuer is not called on its step up and call date. In the event of an issuer non call trigger the Granite Mortgages 04-2 issuer reserve fund target will step up by 0.275%, the Granite Mortgages 04-3 issuer reserve fund target by 0.27%, the Funding reserve target will step up by 0.10% and the Funding 2 reserve fund required amount increases by (pound)21.5 million. If the step up trigger occurs in conjunction with an arrears trigger the Funding 2 Reserve Fund will increase by (pound)43 million. If the breach is rectified only the Funding 2 reserve fund required amount will reduce to its original target.

No step up trigger event has occurred.

An accelerated controlled amortisation trigger will occur if any of the issuers are not called on their step up and call dates. In the event of an accelerated controlled amortisation trigger all notes issued by Granite Mortgages 04-2 plc, Granite Mortgages 04-3 plc and all series issued by Granite Master Issuer plc become pass through securities.

No accelerated controlled amortisation trigger has occurred.

In addition, no assignment of new mortgage loans may occur after the earlier to occur of:
        o a step-up date in respect of the notes of any Funding issuer, if the option to redeem such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised; or
        o a step-up date in respect of any series and class of notes of the issuer, if the option to redeem any such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised and the aggregate principal amount outstanding of such notes (together with any other notes of the issuer in respect of which the step-up date has passed) as at such step-up date exceeds (pound)1,000,000,000;
      or
        o the date falling 12 months after the occurrence of a step-up date in respect of any series and class of notes of the issuer, if the option to redeem such notes by such date pursuant to the terms and conditions of such notes is not exercised.

All notes issued by Granite Master Issuer which have passed their step up and call date will pay principal and intyerest monthly.

All of the conditions for assigning new loans continue to be complied with.

Deferral of repayment of subordinated notes

Amortisation of subordinated notes will be deferred if:
        o   the principal balance of mortgages in arrears is greater than 4%
        o Funding 2 plus Granite Master Issuer is less than the programme reserve required amount
        o   debit balance on subordinate note PDL

None of the conditions leading to deferral of the subordinated notes has been met.

Legal proceedings
There are no material legal proceedings against Northern Rock plc, any of the Granite entities or the Trustee.

Notes                Granite Mortgages 01-1 plc

----------------------------------------------------------------------------------------------------------------------------------
             ISIN             Brought forward        Repaid     Outstanding        Rating             Reference Rate     Margin
                                                                                   Moodys/S&P/Fitch

Series 1

A1           US387413 AA59                 $0            $0                $0      Aaa/AAA/AAA                   N/A       0.12%

A2           US387413 AB33       $215,000,000   $40,000,000      $175,000,000      Aaa/AAA/AAA                 5.58%       0.21%

B            US387413 AC16        $34,500,000    $2,500,000       $32,000,000      Aa2/AA+/AA+                 5.77%       0.40%

C            US387413 AD98        $46,000,000    $3,500,000       $42,500,000      Baa1/A-/A-                  6.77%       1.40%

Series 2

A            XS0126890390    (GBP)350,000,000        (GBP)0  (GBP)350,000,000      Aaa/AAA/AAA                 5.38%       0.24%

B            XS0126890473     (GBP)10,000,000        (GBP)0   (GBP)10,000,000      Aa1/AA+/AA+                 5.54%       0.40%

C            XS0126890556     (GBP)15,000,000        (GBP)0   (GBP)15,000,000      A3/A-/A-                    6.54%       1.40%
----------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------
             ISIN              Pool factor    Expected Maturity


Series 1

A1           US387413 AA59       0                  N/A

A2           US387413 AB33   0.2381               Jan-08

B            US387413 AC16   0.640000             Jan-08

C            US387413 AD98   0.62963              Jan-08

Series 2

A            XS0126890390    1.00000              Jan-08

B            XS0126890473    1.00000              Jan-08

C            XS0126890556    1.00000              Jan-08
-------------------------------------------------------------------


Credit Enhancement

----------------------------------------------------------------------------------------------------------
                                                                                 % of Notes Outstanding

Class B Notes ((GBP) Equivalent)                       (GBP)31,981,041                   5.85%

Class C Notes ((GBP) Equivalent)                       (GBP)44,193,571                   8.09%
----------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
Granite Mortgages 01-1 Reserve Fund Requirement        (GBP)20,000,000                   0.15%

Balance Brought Forward                                (GBP)20,000,000                   0.15%

Drawings this Period                                       (GBP)0                        0.00%

Excess Spread this Period                              (GBP)2,083,966                    0.02%

Funding Reserve Fund Top-up this Period*               -(GBP)2,083,966                  -0.02%

Current Balance                                        (GBP)20,000,000                   0.15%
----------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward               (GBP)147,990,753                   1.13%

Excess spread this period                              (GBP)27,855,307                   0.21%

Repayment of start up loan interest                   -(GBP)37,670,027                  -0.29%

Funding reserve Balance carried forward               (GBP)138,176,032                   1.05%

Funding Reserve %                                           1.0%                            NA
----------------------------------------------------------------------------------------------------------



Notes                Granite Mortgages 01-2 plc

-----------------------------------------------------------------------------------------------------------------------------------
             ISIN             Brought forward            Repaid   Outstanding      Rating             Reference Rate      Margin
                                                                                   Moodys/S&P/Fitch
Series 1

A            US38741PAA66         $57,000,000       $57,000,000            $0      Aaa/AAA/AAA                 5.60%       0.23%

B            US38741PAB40         $30,500,000       $30,500,000            $0      Aa1/AA+/AA+                 5.77%       0.40%

C            US38741PAC23         $40,500,000       $40,500,000            $0      Baa1/A-/A-                  6.75%      1.375%


Series 2

A            XS0134454510    (GBP)500,000,000   (GBP)500,000,00        (GBP)0      Aaa/AAA/AAA                 5.39%       0.25%

B            XS0134454866     (GBP)15,000,000   (GBP)15,000,000        (GBP)0      Aa1/AA+/AA+                 5.56%       0.42%

C            XS0134455590     (GBP)20,000,000   (GBP)20,000,000        (GBP)0      Baa1/A-/A-                  6.54%       1.40%

D            XS0134456218              (GBP)0            (GBP)0        (GBP)0      Baa3/BB+/BBB+               9.74%       4.60%
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------
                   Pool factor    Expected Maturity

Series 1

A                      0              Oct-06

B                      0              Oct-06

C                      0              Oct-06


Series 2

A                0.00000              Oct-06

B                0.00000              Oct-06

C                0.00000              Oct-06

D               0.000000              Oct-06
--------------------------------------------------------------


Credit Enhancement

----------------------------------------------------------------------------------------------------------------
                                                                                       % of Notes Outstanding
Class B Notes ((GBP) Equivalent)                              (GBP)0                     0.00%

Class C Notes ((GBP) Equivalent)                              (GBP)0                     0.00%

Class D Notes                                                 (GBP)0                     0.00%
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Granite Mortgages 01-2 Reserve Fund Requirement           (GBP)20,000,000                0.15%

Balance Brought Forward                                   (GBP)20,000,000                0.15%

Drawings this Period                                          (GBP)0                     0.00%

Excess Spread this Period                                 (GBP)2,214,762                 0.02%

Funding Reserve Fund Top-up this Period*                  -(GBP)2,214,762               -0.02%

Pay Down of Reserve Fund                                 -(GBP)20,000,000               -0.15%

Current Balance                                               (GBP)0                     0.00%
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                  (GBP)147,990,753                1.13%

Excess spread this period                                 (GBP)27,855,307                0.21%

Repayment of start up loan interest                      -(GBP)37,670,027               -0.29%

Funding reserve Balance carried forward                  (GBP)138,176,032                1.05%

Funding Reserve %                                              1.0%                         NA
----------------------------------------------------------------------------------------------------------------



Notes                Granite Mortgages 02-1 plc

----------------------------------------------------------------------------------------------------------------------------
             ISIN             Brought forward            Repaid         Outstanding     Rating             Reference Rate
                                                                                        Moodys/S&P/Fitch

Series 1

A1           US38741NAA19                  $0                $0                  $0      Aaa/AAA/AAA                  N/A

A2           US38741NAB91        $260,800,000       $78,100,000        $182,700,000      Aaa/AAA/AAA                5.53%

B            US38741NAD57         $63,700,000        $5,700,000         $58,000,000      Aa2/AA+/AA+                5.70%

C            US38741NAC64         $88,100,000        $7,900,000         $80,200,000      Baa1/A-/BBB+               6.67%

Series 2

A            XS0144804712    (GBP)460,000,000            (GBP)0    (GBP)460,000,000      Aaa/AAA/AAA                5.34%

B            XS0144805958     (GBP)16,200,000            (GBP)0     (GBP)16,200,000      Aa1/AA+/AA+                5.49%

C            XS0144806253     (GBP)22,500,000            (GBP)0     (GBP)22,500,000      Baa1/A-/BBB+               6.44%

D            XS0144806501      (GBP)1,000,000    (GBP)1,000,000              (GBP)0      Baa3/BB+/BBB               9.64%

Series 3

A            XS0144807657    (EUR)600,000,000            (EUR)0    (EUR)600,000,000      Aaa/AAA/AAA                5.15%

B            XS0144807491     (EUR)21,100,000            (EUR)0     (EUR)21,100,000      Aa1/AA+/AA+                3.86%

C            XS0144807814     (EUR)29,300,000            (EUR)0     (EUR)29,300,000      Baa1/A-/BBB+               4.81%
----------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------
              Margin           Pool factor    Expected Maturity


Series 1

A1               0.10%            0.000000               N/A

A2               0.16%             0.14336             Apr 07

B                0.33%            0.832140             Apr 07

C                1.30%            0.831090             Apr 07

Series 2

A                0.20%            1.000000             Apr 07

B                0.35%            1.000000             Apr 07

C                1.30%            1.000000             Apr 07

D                4.50%            0.000000             Oct 06

Series 3

A           Fixed to 04/07        1.000000             Apr 07

B                0.35%            1.000000             Apr 07

C                1.30%            1.000000             Apr 07
-------------------------------------------------------------------



Credit Enhancement

----------------------------------------------------------------------------------------------------------------
                                                                                % of Notes Outstanding

Class B Notes ((GBP) Equivalent)                        (GBP)70,353,007                6.23%

Class C Notes ((GBP) Equivalent)                        (GBP)97,457,427                8.63%

Class D Notes                                               (GBP)0                     0.00%
---------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
Granite Mortgages 02-1 Reserve Fund Requirement         (GBP)34,372,240                0.26%

Balance Brought Forward                                 (GBP)34,372,240                0.26%

Drawings this Period                                        (GBP)0                     0.00%

Excess Spread this Perod                                (GBP)3,362,546                 0.03%

Funding Reserve Fund Top-up this Period*                -(GBP)3,362,546               -0.03%

Current Balance                                         (GBP)34,372,240                0.26%
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                (GBP)147,990,753                1.13%

Excess spread this period                               (GBP)27,855,307                0.21%

Repayment of start up loan interest                    -(GBP)37,670,027               -0.29%

Funding reserve Balance carried forward                (GBP)138,176,032                1.05%

Funding Reserve %                                            1.0%                        NA
---------------------------------------------------------------------------------------------------


Notes                Granite Mortgages 02-2 plc

-----------------------------------------------------------------------------------------------------------------------------------
             ISIN             Brought forward            Repaid         Outstanding     Rating            Reference Rate   Margin
                                                                                        Moodys/S&P/Fitch

Series 1

A1           US38741RAA23                  $0                $0                  $0     Aaa/AAA/AAA                  N/A    0.11%

A2           US38741RAB06        $435,000,000       $65,000,000        $370,000,000     Aaa/AAA/AAA                5.55%    0.18%

B            US38741RAC88         $60,000,000                $0         $60,000,000     Aa2/AA+/AA+                5.74%    0.37%

C            US38741RAD61         $88,000,000                $0         $88,000,000     Baa1/A-/A-                 6.62%    1.25%

Series 2

A            XS0153568638    (EUR)410,000,000  (EUR) 55,000,000   (EUR) 355,000,000     Aaa/AAA/AAA                3.70%    0.19%

B            XS0153568984     (EUR)41,000,000           (EUR) 0    (EUR) 41,000,000     Aa2/AA+/AA+                3.88%    0.37%

C            XS0153569289     (EUR)53,000,000           (EUR) 0    (EUR) 53,000,000     Baa1/A-/A-                 4.76%    1.25%

Series 3

A            XS0153569792    (GBP)665,000,000            (GBP)0    (GBP)665,000,000     Aaa/AAA/AAA                5.33%    0.19%

B            XS0153569875     (GBP)25,000,000            (GBP)0     (GBP)25,000,000     Aa1/AA+/AA+                5.51%    0.37%

C            XS0153569958     (GBP)33,000,000            (GBP)0     (GBP)33,000,000     A3/A-/A-                   6.39%    1.25%
-----------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------
                    Pool factor    Expected Maturity


Series 1

A1                  0.000000              N/A

A2                  0.321740             Jan 08

B                   1.000000             Jan 08

C                   1.000000             Jan 08

Series 2

A                   0.322730             Jan 08

B                   1.000000             Jan 08

C                   1.000000             Jan 08

Series 3

A                   1.000000             Jan 08

B                   1.000000             Jan 08

C                   1.000000             Jan 08
-------------------------------------------------------


Credit Enhancement

------------------------------------------------------------------------------------------------------
                                                                               % of Notes Outstanding

Class B Notes ((GBP) Equivalent)                        (GBP)90,075,689                6.70%

Class C Notes ((GBP) Equivalent)                       (GBP)123,900,819                9.21%
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Granite Mortgages 02-2 Reserve Fund Requirement         (GBP)39,000,000                0.30%

Balance Brought Forward                                 (GBP)39,000,000                0.30%

Drawings this Period                                        (GBP)0                     0.00%

Excess Spread this Period                               (GBP)5,257,592                 0.04%

Funding Reserve Fund Top-up this Period*                -(GBP)5,257,592               -0.04%

Current Balance                                         (GBP)39,000,000                0.30%
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                (GBP)147,990,753                1.13%

Excess spread this period                               (GBP)27,855,307                0.21%

Repayment of start up loan interest                    -(GBP)37,670,027               -0.29%

Funding reserve Balance carried forward                (GBP)138,176,032                1.05%

Funding Reserve %                                            1.0%                        NA
------------------------------------------------------------------------------------------------------




Notes                Granite Mortgages 03-1 plc

----------------------------------------------------------------------------------------------------------------------------------
             ISIN             Brought forward            Repaid       Outstanding   Rating             Reference Rate     Margin
                                                                                    Moodys/S&P/Fitch
Series 1

A1           US38741TAA88                  $0                                  $0   P-1/A-1+/F1+                  N/A     -0.01%

A2           US38741TAB61        $392,432,502       $70,751,167      $321,681,335   Aaa/AAA/AAA                 5.56%      0.19%

A3**         US38741TAC45         $96,105,919       $17,326,816       $78,779,103   Aaa/AAA/AAA                   N/A      0.40%

B            US38741TAD28         $42,000,000                $0       $42,000,000   Aa2/AA+/AA+                 5.80%      0.43%

C            US38741TAE01         $56,000,000                $0       $56,000,000   Baa2/A-/A-                  6.82%      1.45%

Series 2

A            XS0160702113    (EUR)900,000,000            (EUR)0  (EUR)900,000,000   Aaa/AAA/AAA                 3.75%      0.24%

B            XS0160702204     (EUR)62,000,000            (EUR)0   (EUR)62,000,000   Aa2/AA+/AA+                 3.94%      0.43%

C            XS0160702386     (EUR)94,500,000            (EUR)0   (EUR)94,500,000   Baa2/A-/A-                  4.96%      1.45%

Series 3

A            XS0160703434    (GBP)665,000,000            (GBP)0  (GBP)665,000,000   Aaa/AAA/AAA                 5.38%      0.24%

B            XS0160703608     (GBP)31,000,000            (GBP)0   (GBP)31,000,000   Aa2/AA+/AA+                 5.57%      0.43%

C            XS0160703780     (GBP)41,000,000            (GBP)0   (GBP)41,000,000   Baa2/A-/A-                  6.59%      1.45%
----------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------
                  Pool factor    Expected maturity

Series 1

A1             0.000000                N/A

A2               0.2626             Apr 08

A3**             0.2626             Apr 08

B              1.000000             Apr 08

C              1.000000             Apr 08

Series 2

A              1.000000             Apr 08

B              1.000000             Apr 08

C              1.000000             Apr 08

Series 3

A              1.000000             Apr 08

B              1.000000             Apr 08

C              1.000000             Apr 08
-------------------------------------------------------

** Reference rate is determined based on the avergae daily US Federal Funds rate and is calculated in arrears.









Credit Enhancement

--------------------------------------------------------------------------------------------------
                                                                           % of Notes Outstanding

Class B Notes ((GBP) Equivalent)                      (GBP)97,837,647               5.62%

Class C Notes ((GBP) Equivalent)                     (GBP)137,914,263               7.92%

--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Granite Mortgages 03-1 Reserve Fund Requirement       (GBP)45,000,000               0.34%

Balance Brought Forward                               (GBP)45,000,000               0.34%

Drawings this Period                                      (GBP)0                    0.00%

Excess Spread this Period                             (GBP)6,203,825                0.05%

Funding Reserve Fund Top-up this Period*              -(GBP)6,203,825              -0.05%

Current Balance                                       (GBP)45,000,000               0.34%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward              (GBP)147,990,753               1.13%

Excess spread this period                             (GBP)27,855,307               0.21%

Repayment of start up loan interest                  -(GBP)37,670,027              -0.29%

Funding reserve Balance carried forward              (GBP)138,176,032               1.05%

Funding Reserve %                                          1.0%                       NA
--------------------------------------------------------------------------------------------------




Notes                Granite Mortgages 03-2 plc

----------------------------------------------------------------------------------------------------------------------------
             ISIN                 Brought forward        Repaid         Outstanding     Rating             Reference Rate
                                                                                        Moodys/S&P/Fitch

Series 1

A1           US38741QAA40                  $0                $0                  $0     Aaa/AAA/AAA                   N/A

A2           US38741QAB23        $335,463,046      $105,576,661        $229,886,385     Aaa/AAA/AAA                 5.53%

A3           US38741QAC06        $500,000,000                $0        $500,000,000     Aaa/AAA/AAA                 5.62%

B            US38741QAD88         $76,500,000                $0         $76,500,000     Aa1/AA+/AA+                 5.86%

C            US38741QAE61         $10,500,000                $0         $10,500,000     Baa1/A-/A-                  6.92%

Series 2

A            XS0168665718    (EUR)300,000,000            (EUR)0    (EUR)300,000,000     Aaa/AAA/AAA                 3.76%

B            XS0168666013     (EUR)72,900,000            (EUR)0     (EUR)72,900,000     Aa1/AA+/AA+                 4.00%

M            XS0168771748     (EUR)52,300,000            (EUR)0     (EUR)52,300,000     Aa3/A+/AA                   4.26%

C1           XS0168666104     (EUR)16,000,000            (EUR)0     (EUR)16,000,000     Baa1/A-/A-                  5.20%

C2           XS0168666443     (EUR)65,500,000            (EUR)0     (EUR)65,500,000     Baa1/A-/A-                  5.06%

Series 3

A            XS0168666526    (GBP)352,280,000            (GBP)0    (GBP)352,280,000     Aaa/AAA/AAA                4.625%

C            XS0168666872     (GBP)15,000,000            (GBP)0     (GBP)15,000,000     Baa1/A-/A-                  6.69%
----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------
              Margin         Pool factor   Expected maturity


Series 1

A1             0.08%           0.000000                N/A

A2             0.16%            0.228515             Jul 07

A3             0.25%            1.000000             Jul 10

B              0.49%            1.000000             Jul 10

C              1.55%            1.000000             Jul 10

Series 2

A              0.25%            0.600000             Jul 10

B              0.49%            0.145800             Jul 10

M              0.75%            0.104600             Jul 10

C1        Fixed until 07/10     0.032000             Jul 10

C2             1.55%            0.131000             Jul 10

Series 3

A         Fixed until 07/10    11.363871             Jul 10

C              1.55%            0.365854             Jul 10
-----------------------------------------------------------------


Credit Enhancement

----------------------------------------------------------------------------------------------
                                                                        % of Notes Outstanding

Class B and M Notes ((GBP) Equivalent)               (GBP)137,050,418           11.08%

Class C Notes ((GBP) Equivalent)                      (GBP)79,770,315            6.45%

----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Granite Mortgages 03-2 Reserve Fund Requirement       (GBP)35,000,000            0.27%

Balance Brought Forward                               (GBP)35,000,000            0.27%

Drawings this Period                                      (GBP)0                 0.00%

Excess Spread this Period                             (GBP)4,494,197             0.03%

Funding Reserve Fund Top-up this Period*              -(GBP)4,494,197           -0.03%

Current Balance                                       (GBP)35,000,000            0.27%
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward              (GBP)147,990,753            1.13%

Excess spread this period                             (GBP)27,855,307            0.21%

Repayment of start up loan interest                  -(GBP)37,670,027           -0.29%

Funding reserve Balance carried forward              (GBP)138,176,032            1.05%

Funding Reserve %                                          1.0%               NA
----------------------------------------------------------------------------------------------

*Top-ups only occur at the end of each quarter.


All of the notes issued by Granite Mortgages 03-2 plc may be redeemed on the payment date falling in July 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.




Notes                Granite Mortgages 03-3 plc

------------------------------------------------------------------------------------------------------------------------------------
             ISIN             Brought forward            Repaid         Outstanding    Rating             Reference Rate     Margin
                                                                                       Moodys/S&P/Fitch

Series 1

A1           US38741UAA51                  $0                $0                  $0    Aaa/AAA/AAA                  N/A       0.08%

A2           US38741UAB35                  $0                $0                  $0    Aaa/AAA/AAA                 5.49%      0.12%

A3           US38741UAC18        $427,228,501       $42,519,803        $384,708,698    Aaa/AAA/AAA                 5.57%      0.20%

B            US38741UAD90         $72,000,000                $0         $72,000,000    Aa1/AA+/AA+                 5.82%      0.45%

M            US38741UAE73         $27,000,000                $0         $27,000,000    Aa3/A+/AA                   6.07%      0.70%

C            US38741UAF49         $50,000,000                $0         $50,000,000    Baa1/A-/BBB+                6.82%      1.45%

Series 2

A            XS0176409927    (EUR)546,852,482   (EUR)54,425,346    (GBP)492,427,136    Aaa/AAA/AAA                 5.33%      0.19%

B            XS0176410180     (EUR)23,000,000            (EUR)0     (GBP)23,000,000    Aa1/AA+/AA+                 5.59%      0.45%

M            XS0176410347      (EUR)7,500,000            (EUR)0      (GBP)7,500,000    Aa3/A+/AA                   5.84%      0.70%

C            XS0176410420     (EUR)55,000,000            (EUR)0     (GBP)55,000,000    Baa1/A-/BBB+                6.59%      1.45%

Series 3

A            XS0176410693    (GBP)340,000,000            (GBP)0    (GBP)340,000,000    Aaa/AAA/AAA                 3.70%      0.19%

B            XS0176410776     (GBP)28,500,000            (GBP)0     (GBP)28,500,000    Aa1/AA+/AA+                 3.96%      0.45%

M            XS0176410859     (GBP)11,500,000            (GBP)0     (GBP)11,500,000    Aa3/A+/AA                   4.21%      0.70%

C            XS0176411071      (GBP)7,500,000            (GBP)0      (GBP)7,500,000    Baa1/A-/BBB+                4.96%      1.45%
------------------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------
                Pool factor        Expected maturity


Series 1

A1                0.000000              N/A

A2                   0                 Apr 06

A3                0.769417             Jan 09

B                 1.000000             Jan 09

M                 1.000000             Jan 09

C                 1.000000             Jan 09

Series 2

A                 0.769417             Jan 09

B                 1.000000             Jan 09

M                 1.000000             Jan 09

C                 1.000000             Jan 09

Series 3

A                 1.000000             Jan 09

B                 1.000000             Jan 09

M                 1.000000             Jan 09

C                 1.000000             Jan 09
----------------------------------------------------------


Credit Enhancement

---------------------------------------------------------------------------------------------------
                                                                             % of Notes Outstanding

Class B and M Notes ((GBP) Equivalent)                (GBP)122,676,688              10.93%

Class C Notes ((GBP) Equivalent)                       (GBP)76,908,644               6.85%

---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Granite Mortgages 03-3 Reserve Fund Requirement        (GBP)33,400,000               0.25%

Balance Brought Forward                                (GBP)33,400,000               0.25%

Drawings this Period                                       (GBP)0                    0.00%

Excess Spread this Period                              (GBP)4,238,417                0.03%

Funding Reserve Fund Top-up this Period*               -(GBP)4,238,417              -0.03%

Current Balance                                        (GBP)33,400,000               0.25%
---------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward               (GBP)147,990,753               1.13%

Excess spread this period                              (GBP)27,855,307               0.21%

Repayment of start up loan interest                   -(GBP)37,670,027              -0.29%

Funding reserve Balance carried forward               (GBP)138,176,032               1.05%

Funding Reserve %                                           1.0%                  NA
---------------------------------------------------------------------------------------------------


All of the notes issued by Granite Mortgages 03-3 plc may be redeemed on the payment date falling in July 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.





Notes                Granite Mortgages 04-1 plc

------------------------------------------------------------------------------------------------------------------------------------
             ISIN             Brought forward            Repaid         Outstanding    Rating              Reference Rate    Margin
                                                                                       Moodys/S&P/Fitch

Series 1

A1           US38741VAA35                  $0                $0                  $0    P-1/A-1+/F1+                   N/A    -0.04%

A2           US38741VAB18                  $0                $0                  $0    Aaa/AAA/AAA                  5.46%     0.07%

B            US38741VAC90                  $0                $0                  $0    Aa2/AA+/AA+                  5.60%     0.21%

M            US38741VAE56                  $0                $0                  $0    Aa3/A+/AA                    5.80%     0.41%

C            US38741VAD73                  $0                $0                  $0    A2/A-/BBB+                   6.29%     0.90%

Series 2

A1           US38741VAF22      $1,113,000,000                $0      $1,113,000,000    Aaa/AAA/AAA                  5.55%     0.16%

A2           XS0184562816    (EUR)860,000,000            (EUR)0    (EUR)860,000,000    Aaa/AAA/AAA                  3.50%     0.16%

B            XS0184563111     (EUR)91,000,000            (EUR)0     (EUR)91,000,000    Aa2/AA+/AA+                  3.68%     0.34%

M            XS0184563541     (EUR)45,000,000            (EUR)0     (EUR)45,000,000    A1/A+/AA                     3.91%     0.57%

C            XS0184563897     (EUR)60,000,000            (EUR)0     (EUR)60,000,000    Baa1/A-/BBB+                 4.41%     1.07%

Series 3

A            XS0184565249    (GBP)573,000,000            (GBP)0    (GBP)573,000,000    Aaa/AAA/AAA                  5.21%     0.16%

B            XS0184566130     (GBP)23,000,000            (GBP)0     (GBP)23,000,000    Aa2/AA+/AA+                  5.39%     0.34%

M            XS0184566569     (GBP)10,000,000            (GBP)0     (GBP)10,000,000    A1/A+/AA                     5.62%     0.57%

C            XS0184567534     (GBP)20,000,000            (GBP)0     (GBP)20,000,000    Baa1/A-/BBB+                 6.12%     1.07%
------------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------
               Pool factor    Expected maturity


Series 1

A1             0.000000              N/A

A2             0.000000             Mar 06

B              0.000000             Jun 06

M              0.000000             Jun 06

C              0.000000             Jun 06

Series 2

A1             0.939241             Mar 09

A2             0.955556             Mar 09

B              1.000000             Mar 09

M              1.000000             Mar 09

C              1.000000             Mar 09

Series 3

A              0.955000             Mar 09

B              1.000000             Mar 09

M              1.000000             Mar 09

C              1.000000             Mar 09
--------------------------------------------------------


Credit Enhancement

--------------------------------------------------------------------------------------------
                                                                      % of Notes Outstanding

Class B and M Notes ((GBP) Equivalent)             (GBP)126,793,104             6.47%

Class C Notes ((GBP) Equivalent)                    (GBP)61,379,310             3.13%

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Granite Mortgages 04-1 Reserve Fund Requirement     (GBP)60,000,000             0.46%

Balance Brought Forward                             (GBP)60,000,000             0.46%

Drawings this Period                                    (GBP)0                  0.00%

Excess Spread this Period                           (GBP)4,273,418              0.03%

Funding Reserve Fund Top-up this Period*            -(GBP)4,273,418            -0.03%

Current Balance                                     (GBP)60,000,000             0.46%
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward            (GBP)147,990,753             1.13%

Excess spread this period                           (GBP)27,855,307             0.21%

Repayment of start up loan interest                -(GBP)37,670,027            -0.29%

Funding reserve Balance carried forward            (GBP)138,176,032             1.05%

Funding Reserve %                                        1.0%                     NA
--------------------------------------------------------------------------------------------





All of the notes issued by Granite Mortgages 04-1 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.



Notes                Granite Mortgages 04-2 plc

---------------------------------------------------------------------------------------------------------------------------------
             ISIN             Brought forward         Repaid          Outstanding  Rating           Reference Rate     Margin
                                                                                   Moodys/S&P/Fitch
Series 1

A1           US38741WAA18                  $0             $0                   $0  Aaa/AAA/AAA                N/A       0.04%

A2           US38741WAB90                  $0             $0                   $0  Aaa/AAA/AAA               5.46%      0.07%

B            US38741WAC73                  $0             $0                   $0  Aa2/AA+/AA                5.56%      0.17%

M            US38741WAD56                  $0             $0                   $0  A1/A+/A                   5.67%      0.28%

C            US38741WAE30                  $0             $0                   $0  A3/A-/BBB+                6.09%      0.70%

Series 2

A1           XS0193212825  (EUR)1,330,307,903         (EUR)0   (EUR)1,330,307,903  Aaa/AAA/AAA               3.48%      0.14%

A2           XS0193213807    (GBP)241,682,314         (GBP)0     (GBP)241,682,314  Aaa/AAA/AAA               5.19%      0.14%

B            XS0193215414     (EUR)91,267,291         (EUR)0      (EUR)91,267,291  Aa3/AA+/AA                3.61%      0.27%

M            XS0193216578     (EUR)53,062,379         (EUR)0      (EUR)53,062,379  A2/A+/A                   3.74%      0.40%

C            XS0193217030     (EUR)88,083,548         (EUR)0      (EUR)88,083,548  Baa2/A-/BBB+              4.14%      0.80%

Series 3

A            XS0193218350    (GBP)752,100,000         (GBP)0     (GBP)752,100,000  Aaa/AAA/AAA               5.21%      0.16%

B            XS0193218863     (GBP)38,900,000         (GBP)0      (GBP)38,900,000  Aa2/AA+/AA                5.37%      0.32%

M            XS0193219754     (GBP)26,500,000         (GBP)0      (GBP)26,500,000  A1/A+/A                   5.52%      0.47%

C            XS0193220927     (GBP)48,500,000         (GBP)0      (GBP)48,500,000  Baa1/A-/BBB+              5.90%      0.85%
---------------------------------------------------------------------------------------------------------------------------------



----------------------------------------------
             Pool factor   Expected maturity

Series 1

A1              0.000000     N/A

A2              0.000000    Sep 06

B               0.000000    Sep 06

M               0.000000    Sep 06

C               0.000000    Sep 06

Series 2

A1              0.992767    Dec 10

A2              0.990501    Dec 10

B               0.992036    Dec 10

M               0.991820    Dec 10

C               0.989703    Dec 10

Series 3

A               1.000000    Jun 11

B               1.000000    Jun 11

M               1.000000    Jun 11

C               1.000000    Jun 11
----------------------------------------------

Credit Enhancement

----------------------------------------------------------------------------------------
                                                                 % of Notes Outstanding

Class B and M Notes ((GBP) Equivalent)           (GBP)163,583,447          7.54%

Class C Notes ((GBP) Equivalent)                 (GBP)108,420,781          4.99%

----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Granite Mortgages 04-2 Reserve Fund Requirement   (GBP)44,900,000         0.34%

Balance Brought Forward                           (GBP)44,900,000         0.34%

Drawings this Period                                  (GBP)0              0.00%

Excess Spread this Period                         (GBP)4,476,911          0.03%

Funding Reserve Fund Top-up this Period*          -(GBP)4,476,911        -0.03%

Current Balance                                   (GBP)44,900,000         0.34%
----------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
Funding Reserve Balance brought forward          (GBP)147,990,753         1.13%

Excess spread this period                         (GBP)27,855,307         0.21%

Repayment of start up loan interest              -(GBP)37,670,027        -0.29%

Funding reserve Balance carried forward          (GBP)138,176,032         1.05%

Funding Reserve %                                      1.0%            NA
----------------------------------------------------------------------------------------

All of the notes issued by Granite Mortgages 04-2 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.






Notes                Granite Mortgages 04-3 plc

--------------------------------------------------------------------------------------------------------------------
             ISIN             Brought forward      Repaid         Outstanding    Rating            Reference Rate
                                                                                 Moodys/S&P/Fitch

Series 1

A1           US38741SAA06                  $0          $0                  $0    Aaa/AAA/AAA        N/A

A2           XS0201482766             (EUR) 0     (EUR) 0             (EUR) 0    Aaa/AAA/AAA       3.41%

A3           US38741SAB88        $363,253,416          $0        $363,253,416    Aaa/AAA/AAA       5.49%

B            US38741SAC61         $17,229,871          $0         $17,229,871    Aa3/AA+/AA        5.55%

M            US38741SAD45          $9,138,817          $0          $9,138,817    A2/A+/A           5.66%

C            US38741SAE28         $18,248,529          $0         $18,248,529    Baa2/A-/BBB+      5.98%

Series 2

A1           US38741SAF92        $713,700,000          $0        $713,700,000    Aaa/AAA/AAA       5.53%

A2           XS0201483228    (EUR)800,150,000      (EUR)0    (EUR)800,150,000    Aaa/AAA/AAA       3.48%

B            XS0201483657     (EUR)74,400,000      (EUR)0     (EUR)74,400,000    Aa1/AA+/AA        3.62%

M            XS0201484036     (EUR)57,900,000      (EUR)0     (EUR)57,900,000    Aa3/A+/A          3.71%

C            XS0201485355    (EUR)139,050,000      (EUR)0    (EUR)139,050,000    Baa2/A-/BBB+      4.14%

Series 3

A1           XS0201486320    (GBP)411,250,000      (GBP)0    (GBP)411,250,000    Aaa/AAA/AAA       5.23%

A2           XS0201565628    (GBP)600,000,000      (GBP)0    (GBP)600,000,000    Aaa/AAA/AAA      5.515%

B            XS0201486833     (GBP)54,350,000      (GBP)0     (GBP)54,350,000    Aa1/AA+/AA        5.40%

M            XS0201487211     (GBP)42,250,000      (GBP)0     (GBP)42,250,000    Aa3/A+/A          5.50%

C            XS0201487567     (GBP)99,450,000      (GBP)0     (GBP)99,450,000    Baa1/A-/BBB+      5.93%
--------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------
                Margin           Pool factor      Expected maturity


Series 1

A1                0.06%            0.000000              N/A

A2                0.07%            0.000000             Dec 05

A3                0.10%            0.291045             Mar 07

B                 0.16%            0.291045             Mar 07

M                 0.27%            0.291045             Mar 07

C                 0.59%            0.291045             Mar 07

Series 2

A1                0.14%            1.000000             Mar 10

A2                0.14%            1.000000             Mar 10

B                 0.28%            0.092983             Mar 10

M                 0.37%            1.000000             Mar 10

C                 0.80%            1.000000             Mar 10

Series 3

A1                0.18%            2.957569            Sept 11

A2            Fixed until 09/2011  4.314995            Sept 11

B                 0.35%            0.390867            Sept 11

M                 0.45%            0.303848            Sept 11

C                 0.88%            0.715210            Sept 11
------------------------------------------------------------------------




Credit Enhancement

-------------------------------------------------------------------------------------------
                                                                     % of Notes Outstanding

Class B and M Notes ((GBP) Equivalent)            (GBP)201,589,065             7.86%

Class C Notes ((GBP) Equivalent)                  (GBP)204,525,327             7.98%

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Granite Mortgages 04-3 Reserve Fund Requirement    (GBP)48,000,000             0.37%

Balance Brought Forward                            (GBP)48,000,000             0.37%

Drawings this Period                                   (GBP)0                  0.00%

Excess Spread this Period                          (GBP)5,100,160              0.04%

Funding Reserve Fund Top-up this Period*             (5,100,160)              -0.04%

Current Balance                                    (GBP)48,000,000             0.37%
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward           (GBP)147,990,753             1.13%

Excess spread this period                          (GBP)27,855,307             0.21%

Repayment of start up loan interest               -(GBP)37,670,027            -0.29%

Funding reserve Balance carried forward           (GBP)138,176,032             1.05%

Funding Reserve %                                       1.0%                      NA
-------------------------------------------------------------------------------------------

All of the notes issued by Granite Mortgages 04-3 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Notes                        Granite Master Issuer plc - Series 2005-1

----------------------------------------------------------------------------------------------------------------------------------
                                              ISIN                Brought forward   Repaid         Outstanding   Rating
                                                                                                                 Moodys/S&P/Fitch
A1                                            US38741YAA73                     $0       $0                  $0   Aaa/AAA/AAA

A2                                            XS0210928866                (EUR) 0  (EUR) 0             (EUR) 0   Aaa/AAA/AAA

A3                                            US38741YAB56         $1,100,000,000       $0      $1,100,000,000   Aaa/AAA/AAA

A4                                            US38741YAC30         $1,100,000,000       $0      $1,100,000,000   Aaa/AAA/AAA

A5                                            XS0210929161     (EUR)1,500,000,000   (EUR)0  (EUR)1,500,000,000   Aaa/AAA/AAA

A6                                            XS0210925847       (GBP)750,000,000   (GBP)0    (GBP)750,000,000   Aaa/AAA/AAA

B1                                            US38741YAD13            $60,500,000       $0         $60,500,000   Aa3/AA/AA

B2                                            XS0210929591       (EUR) 80,000,000  (EUR) 0    (EUR) 80,000,000   Aa3/AA/AA

B3                                            XS0210925920        (GBP)55,000,000   (GBP)0     (GBP)55,000,000   Aa3/AA/AA

M1                                            US38741YAE95            $65,000,000       $0         $65,000,000   A2/A/A

M2                                            XS0210929757       (EUR) 79,000,000  (EUR) 0    (EUR) 79,000,000   A2/A/A

M3                                            XS0210926225        (GBP)55,000,000   (GBP)0     (GBP)55,000,000   A2/A/A

C2                                            XS0210929914      (EUR) 139,000,000  (EUR) 0   (EUR) 139,000,000   Baa2/BBB/BBB

C3                                            XS0210926571        (GBP)60,000,000   (GBP)0     (GBP)60,000,000   Baa2/BBB/BBB
----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------
                 Reference Rate  Margin   Pool factor   Expected maturity

A1                     5.360%      0.04%     0.000000             Sept 06

A2                     3.38%       0.04%     0.000000             Sept 06

A3                     5.47%       0.08%     1.000000              Dec 07

A4                     5.49%       0.10%     1.000000              Mar 10

A5                     3.43%       0.09%     1.000000              Mar 10

A6                     5.17%       0.12%     1.000000              Mar 10

B1                     5.52%       0.13%     1.000000              Dec 06

B2                     3.53%       0.19%     1.000000              Mar 10

B3                     5.24%       0.19%     1.000000              Mar 10

M1                     5.62%       0.23%     1.000000              Dec 06

M2                     3.62%       0.28%     1.000000              Mar 10

M3                     5.33%       0.28%     1.000000              Mar 10

C2                     3.900%      0.56%     1.000000              Mar 10

C3                     5.61%       0.56%     1.000000              Mar 10
-----------------------------------------------------------------------------

All of the notes issued as part of series 2005-1 may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.



Notes                        Granite Master Issuer plc - Series 2005-2

-----------------------------------------------------------------------------------------------------------------------------------
                             ISIN            Brought forward     Repaid           Outstanding       Rating           Reference Rate
                                                                                                    Moodys/S&P/Fitch

A1                           US38741YAF60       $231,991,500         $0          $231,991,500       Aaa/AAA/AAA               5.36%

A2                           XS0220176084    (GBP)47,588,000     (GBP)0       (GBP)47,588,000       Aaa/AAA/AAA               5.02%

A3                           XS0220174469   (EUR)157,040,400     (EUR)0      (EUR)157,040,400       Aaa/AAA/AAA               3.28%

A4                           US38741YAG44       $800,000,000         $0          $800,000,000       Aaa/AAA/AAA               5.47%

A5                           XS0220174543   (EUR)800,000,000     (EUR)0      (EUR)800,000,000       Aaa/AAA/AAA               3.37%

A6                           US38741YAH27     $1,250,000,000         $0        $1,250,000,000       Aaa/AAA/AAA               5.52%

A7                           XS0220172257   (GBP)530,200,000     (GBP)0      (GBP)530,200,000       Aaa/AAA/AAA               5.13%

A8                           XS0220486277   (GBP)250,000,000     (GBP)0      (GBP)250,000,000       Aaa/AAA/AAA               5.13%

B1                           US38741YAJ82        $90,000,000         $0           $90,000,000       Aa3/AA/AA                 5.53%

B2                           XS0220173909    (EUR)62,000,000     (EUR)0       (EUR)62,000,000       Aa3/AA/AA                 3.43%

B3                           XS0220175862    (GBP)35,100,000     (GBP)0       (GBP)35,100,000       Aa3/AA/AA                 5.17%

M1                           US38741YAK55        $95,000,000         $0           $95,000,000       A2/A/A                    5.63%

M2                           XS0220172927    (EUR)70,000,000     (EUR)0       (EUR)70,000,000       A2/A/A                    3.53%

M3                           XS0220174972    (GBP)28,100,000     (GBP)0       (GBP)28,100,000       A2/A/A                  5.2869%

C1                           US38741YAL39        $90,000,000         $0           $90,000,000       Baa2/BBB/BBB              5.89%

C2                           XS0220173651   (EUR)131,700,000     (EUR)0      (EUR)131,700,000       Baa2/BBB/BBB              3.78%
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------
                Margin    Pool factor    Expected Maturity


A1               0.04%       0.237940    Feb 07

A2               0.05%       0.237940    Feb 07

A3               0.05%       0.237940    Feb 07

A4               0.08%       1.000000    Feb 08

A5               0.14%       1.000000    May 10

A6               0.13%       1.000000    May 10

A7               0.16%       1.000000    May 10

A8               0.16%       1.000000    May 10

B1               0.14%       1.000000    May 07

B2               0.20%       1.000000    May 10

B3               0.20%       1.000000    May 10

M1               0.24%       1.000000    May 07

M2               0.30%       1.000000    May 10

M3               0.32%       1.000000    May 10

C1               0.50%       1.000000    May 08

C2               0.55%       1.000000    May 10
--------------------------------------------------------------


Notes           Granite Master Issuer plc - Series 2005-3

-----------------------------------------------------------------------------------------------------------------------------------
                              ISIN                   Brought forward             Repaid           Outstanding   Rating
                                                                                                                Moodys/S&P/Fitch
A1                            US38741YAM12            $1,000,000,000                 $0        $1,000,000,000   Aaa/AAA/AAA
-----------------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------
                               Reference    Margin        Pool     Expected
                                    Rate                factor     maturity
A1                                 5.28%    -0.04%    1.000000       Aug 10
----------------------------------------------------------------------------




Notes                    Granite Master Issuer plc - Series 2005-4

----------------------------------------------------------------------------------------------------------------------------------
                              ISIN                   Brought forward             Repaid           Outstanding   Rating
                                                                                                                Moodys/S&P/Fitch

A1                            US38741YAN94              $495,730,676                 $0          $495,730,676   Aaa/AAA/AAA

A2                            XS0229614036          (EUR)209,124,115             (EUR)0      (EUR)209,124,115   Aaa/AAA/AAA

A3                            US38741YAP43              $996,600,000                 $0          $996,600,000   Aaa/AAA/AAA

A5                            XS0229614200        (EUR)1,357,300,000             (EUR)0    (EUR)1,357,300,000   Aaa/AAA/AAA

A6                            XS0229614465          (GBP)815,400,000             (GBP)0      (GBP)815,400,000   Aaa/AAA/AAA

B1                            US38741YAR09               $72,500,000                 $0           $72,500,000   Aa3/AA/AA

B2                            US38741YAS81               $38,500,000                 $0           $38,500,000   Aa3/AA/AA

B3                            XS0229614549           (GBP)19,000,000             (GBP)0       (GBP)19,000,000   Aa3/AA/AA

B4                            XS0229614895           (EUR)56,900,000             (EUR)0       (EUR)56,900,000   Aa3/AA/AA

M1                            US38741YAT64               $64,700,000                 $0           $64,700,000   A2/A/A

M2                            US38741YAU38               $36,300,000                 $0           $36,300,000   A2/A/A

M3                            XS0229614978           (GBP)30,000,000             (GBP)0       (GBP)30,000,000   A2/A/A

M4                            XS0229615272           (EUR)51,000,000             (EUR)0       (EUR)51,000,000   A2/A/A

C1                            US38741YAV11               $80,400,000                 $0           $80,400,000   Baa2/BBB/BBB

C2                            US38741YAW93               $44,600,000                 $0           $44,600,000   Baa2/BBB/BBB

C3                            XS0229615439           (GBP)10,000,000             (GBP)0       (GBP)10,000,000   Baa2/BBB/BBB

C4                            XS0229615603           (EUR)76,100,000             (EUR)0       (EUR)76,100,000   Baa2/BBB/BBB

----------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------
                     Reference    Margin        Pool     Expected
                          Rate                factor     maturity

A1                        5.35%     0.03%    0.373770       May 07

A2                       3.274%     0.04%    0.373770       May 07

A3                        5.46%     0.07%    1.000000       Aug 08

A5                        3.33%     0.10%    1.000000       Aug 10

A6                        5.09%     0.12%    1.000000       Aug 12

B1                        5.51%     0.12%    1.000000       Aug 07

B2                        5.57%     0.18%    1.000000       Nov 08

B3                        5.15%     0.18%    1.000000       Aug 10

B4                        3.41%     0.18%    1.000000       Aug 10

M1                        5.61%     0.22%    1.000000       Aug 07

M2                        5.67%     0.28%    1.000000       Nov 08

M3                        5.25%     0.28%    1.000000       Aug 10

M4                        3.51%     0.28%    1.000000       Aug 10

C1                        5.82%     0.43%    1.000000       Aug 07

C2                        5.94%     0.55%    1.000000       Nov 08

C3                        5.52%     0.55%    1.000000       Aug 10

C4                        3.78%     0.55%    1.000000       Aug 10

------------------------------------------------------------------


Notes                    Granite Master Issuer plc - Series 2006-1

----------------------------------------------------------------------------------------------------------------------------------
           ISIN               ISIN                   Brought forward             Repaid           Outstanding   Rating
           Reg S              144A                                                                              Moodys/S&P/Fitch

A1         USG4144BE89        US38741YBG35              $776,100,000                 $0          $776,100,000   Aaa/AAA/AAA

A2         XS0240602176       XS0240670413          (EUR)550,960,390             (EUR)0      (EUR)550,960,390   Aaa/AAA/AAA

A3         XS0240602507       XS0240670504          (GBP)126,439,561             (GBP)0      (GBP)126,439,561   Aaa/AAA/AAA

A4         USG41441BF54       US38741YBH18              $711,222,196                 $0          $711,222,196   Aaa/AAA/AAA

A5         USG41441BG38       US38741YBJ73            $1,552,200,000                 $0        $1,552,200,000   Aaa/AAA/AAA

A6         XS0240602929       XS0240670686        (EUR)1,900,000,000             (EUR)0    (EUR)1,900,000,000   Aaa/AAA/AAA

A7         XS0240603067       XS0240670843          (GBP)400,000,000             (GBP)0      (GBP)400,000,000   Aaa/AAA/AAA

A8         XS024063653        XS0240671148          (GBP)950,000,000             (GBP)0      (GBP)950,000,000   Aaa/AAA/AAA

B1         USG41441BH11       US38741YBK47               $91,200,000                 $0           $91,200,000   Aa3/AA/AA

B2         USG41441BJ76       US38741YBL20               $84,100,000                 $0           $84,100,000   Aa3/AA/AA

B3         XS0240606169       XS0240671494           (GBP)25,000,000             (GBP)0       (GBP)25,000,000   Aa3/AA/AA

B4         XS0240606755       XS0240671650           (EUR)94,500,000             (EUR)0       (EUR)94,500,000   Aa3/AA/AA

M1         USG41441BK40       US38741YBM03               $81,400,000                 $0           $81,400,000   A2/A/A

M2         USG41441BL23       US38741YBN85               $79,200,000                 $0           $79,200,000   A2/A/A

M3         XS0240607480       XS0240671734           (GBP)33,500,000             (GBP)0       (GBP)33,500,000   A2/A/A

M4         XS0240607720       XS0240671817           (EUR)97,700,000             (EUR)0       (EUR)97,700,000   A2/A/A

C2         USG41441BM06       US38741YBP34              $132,400,000                 $0          $132,400,000   Baa2/BBB/BBB

C3         XS0240608371       XS0240671908           (GBP)44,200,000             (GBP)0       (GBP)44,200,000   Baa2/BBB/BBB

C4         XS0240608702       XS0240672039          (EUR)129,000,000             (EUR)0      (EUR)129,000,000   Baa2/BBB/BBB

----------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------
          Reference    Margin        Pool     Expected
               Rate                factor     maturity

A1             5.29%    -0.03%    1.000000       Nov 09

A2             3.27%     0.04%    0.632198       Nov 07

A3             5.01%     0.04%    0.632198       Nov 07

A4             5.36%     0.04%    0.632198       Nov 07

A5             5.46%     0.07%    1.000000       Nov 09

A6             3.33%     0.10%    1.000000       Feb 11

A7             5.09%     0.12%    1.000000       Feb 13

A8             5.09%     0.12%    1.000000       Feb 13

B1             5.52%     0.13%    1.000000       Nov 07

B2             5.56%     0.17%    1.000000       Aug 10

B3             5.15%     0.18%    1.000000       Feb 11

B4             3.41%     0.18%    1.000000       Feb 11

M1             5.62%     0.23%    1.000000       Nov 07

M2             5.68%     0.29%    1.000000       May 10

M3             5.27%     0.30%    1.000000       Feb 11

M4             3.53%     0.30%    1.000000       Feb 11

C2             5.99%     0.60%    1.000000       May 10

C3             5.57%     0.60%    1.000000       Feb 11

C4             3.83%     0.60%    1.000000       Feb 11

-------------------------------------------------------


Notes                    Granite Master Issuer plc - Series 2006-2

----------------------------------------------------------------------------------------------------------------------------------
                              ISIN                   Brought forward             Repaid           Outstanding   Rating
                                                                                                                Moodys/S&P/Fitch
A1                            US38741YBQ17              $717,905,683       $133,547,664          $584,358,019   Aaa/AAA/AAA

A2                            XS0252419832          (EUR)265,890,994    (EUR)49,462,098      (EUR)216,428,896   Aaa/AAA/AAA

A3                            XS0252425995           (GBP)62,041,232    (GBP)11,541,156       (GBP)50,500,076   Aaa/AAA/AAA

A4                            US38741YBR99            $1,275,000,000                 $0        $1,275,000,000   Aaa/AAA/AAA

A5                            XS0252421499        (EUR)1,360,000,000             (EUR)0    (EUR)1,360,000,000   Aaa/AAA/AAA

A6                            XS0252427009          (GBP)500,000,000             (GBP)0      (GBP)500,000,000   Aaa/AAA/AAA

B1                            US38741YBS72               $29,000,000                 $0           $29,000,000   Aa3/AA/AA

B2                            US38741YBT55               $36,000,000                 $0           $36,000,000   Aa3/AA/AA

B3                            XS0252428072           (EUR)37,500,000             (EUR)0       (EUR)37,500,000   Aa3/AA/AA

M1                            US38741YBU29               $25,000,000                 $0           $25,000,000   A2/A/A

M2                            US38741YBV02               $25,000,000                 $0           $25,000,000   A2/A/A

M3                            XS0252429047           (EUR)35,000,000             (EUR)0       (EUR)35,000,000   A2/A/A

M4                            XS0252423198           (GBP)10,000,000             (GBP)0       (GBP)10,000,000   A2/A/A

C1                            US38741YBW84               $75,000,000                 $0           $75,000,000   Baa2/BBB/BBB

C2                            XS0252430136           (EUR)55,000,000             (EUR)0       (EUR)55,000,000   Baa2/BBB/BBB

C3                            XS0252423941           (GBP)12,000,000             (GBP)0       (GBP)12,000,000   Baa2/BBB/BBB
----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------
                    Reference    Margin        Pool     Expected
                         Rate                factor     maturity
A1                       5.33%     0.01%    0.721430       Jan 08

A2                      3.541%     0.03%    0.721430       Jan 08

A3                       5.17%     0.03%    0.721430       Jan 08

A4                       5.41%     0.04%    1.000000       Jul 10

A5                       3.61%     0.10%    1.000000       Oct 11

A6                       5.25%     0.11%    1.000000       Jul 13

B1                       5.45%     0.08%    1.000000       Apr 08

B2                       5.51%     0.14%    1.000000       Jul 11

B3                       3.65%     0.14%    1.000000       Jul 11

M1                       5.55%     0.18%    1.000000       Apr 08

M2                       5.60%     0.23%    1.000000       Jul 11

M3                       3.74%     0.23%    1.000000       Jul 11

M4                       5.37%     0.23%    1.000000       Jul 11

C1                       5.84%     0.47%    1.000000       Jul 11

C2                       3.98%     0.47%    1.000000       Jul 11

C3                       5.61%     0.47%    1.000000       Jul 11
-----------------------------------------------------------------

Notes                    Granite Master Issuer plc - Series 2006-3

----------------------------------------------------------------------------------------------------------------------------------
                              ISIN                   Brought forward             Repaid           Outstanding   Rating
                                                                                                                Moodys/S&P/Fitch
A1                            US38741YBX67            $1,000,000,000                 $0        $1,000,000,000   Aaa/AAA/AAA

A2                            XS0267966959         (EUR) 830,000,000             (EUR)0      (EUR)830,000,000   Aaa/AAA/AAA

A3                            US38741YBZ16            $1,800,000,000                 $0        $1,800,000,000   Aaa/AAA/AAA

A4                            US38741YCA55            $1,000,000,000                 $0        $1,000,000,000   Aaa/AAA/AAA

A5                            XS0267967924       (EUR) 1,250,000,000             (EUR)0    (EUR)1,250,000,000   Aaa/AAA/AAA

A6                            XS0267968658          (GBP)700,000,000             (GBP)0      (GBP)700,000,000   Aaa/AAA/AAA

A7                            US38741YCD94            $1,750,000,000                 $0        $1,750,000,000   Aaa/AAA/AAA

B1                            US38741YCE77               $70,000,000                 $0           $70,000,000   Aa3/AA/AA

B2                            US38741YCF43              $182,000,000                 $0          $182,000,000   Aa3/AA/AA

B3                            XS0268037131          (EUR) 30,000,000             (EUR)0       (EUR)30,000,000   Aa3/AA/AA

M1                            US38741YCJ64               $90,000,000                 $0           $90,000,000   A2/A/A

M2                            US38741YCK38              $100,000,000                 $0          $100,000,000   A2/A/A

M3                            XS0268038451          (EUR) 47,000,000             (EUR)0       (EUR)47,000,000   A2/A/A

M4                            XS0268038964           (GBP)10,000,000             (GBP)0       (GBP)10,000,000   A2/A/A

C2                            US38741YCP25               $60,000,000                 $0           $60,000,000   Baa2/BBB/BBB

C3                            XS0268039699         (EUR) 137,000,000             (EUR)0      (EUR)137,000,000   Baa2/BBB/BBB
----------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------
                  Reference    Margin        Pool     Expected
                       Rate                factor     maturity
A1                     5.34%     0.02%    1.000000       Apr 08

A2                    3.473%     0.04%    1.000000       Jul 08

A3                     5.45%     0.04%    1.000000       Apr 10

A4                     5.30%    -0.02%    1.000000       Oct 12

A5                     3.54%     0.11%    1.000000       Oct 12

A6                     5.21%     0.11%    1.000000       Oct 12

A7                     5.51%     0.10%    1.000000       Oct 12

B1                     5.50%     0.09%    1.000000       Oct 08

B2                     5.58%     0.17%    1.000000       Oct 12

B3                     3.59%     0.16%    1.000000       Oct 12

M1                     5.59%     0.18%    1.000000       Oct 08

M2                     5.69%     0.28%    1.000000       Oct 12

M3                     3.70%     0.27%    1.000000       Oct 12

M4                     5.37%     0.27%    1.000000       Oct 12

C2                     5.91%     0.50%    1.000000       Oct 12

C3                     3.93%     0.50%    1.000000       Oct 12
---------------------------------------------------------------


Credit Enhancement for Granite Master Issuer plc

---------------------------------------------------------------------------------------------------------------
                                                                                      % of Notes Outstanding

Class A Notes ((GBP) Equivalent)                               (GBP)21,511,916,026                    89.85%

Class B Notes ((GBP) Equivalent)                                  (GBP)792,246,940                     3.31%

Class M Notes ((GBP) Equivalent)                                  (GBP)787,844,107                     3.29%

Class C Notes ((GBP) Equivalent)                                  (GBP)848,706,337                     3.55%

---------------------------------------------------------------------------------------------------------------


Subordination Levels

---------------------------------------------------------------------------------------------------------------
                                                                           Current                  Required

Class A Notes                                                               11.87%                    11.60%

Class B Notes                                                                8.56%                     8.30%

Class M Notes                                                                5.27%                     5.11%

Class C Notes                                                                1.73%                     1.85%

---------------------------------------------------------------------------------------------------------------

Required subordination levels are taken from the Offering Circular Supplement dated January 20, 2006. There is an additional Rating Agency allowance of 0.20% to current levels in recognition of excess spread.

---------------------------------------------------------------------------------------------------------------
Programme Reserve Required Percent                                                                     1.65%

Programme Reserve Required Amount                                 (GBP)397,000,000                     1.73%

Balance Brought Forward                                           (GBP)397,000,000                     1.73%

Drawings this Period                                                             0                     0.00%

 *Additions this period                                                     (GBP)0                     0.00%

Current Balance of Funding 2 & Granite Master Issuer Reserve      (GBP)397,000,000                     1.73%
Fund

Excess Spread this Period                                           (GBP)5,453,033                     0.02%
---------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------
Currency swap triggers
                                                               S&P      Moody's    Fitch

Dollar and Euro currency swap agreements:
Initial downgrade trigger                      Short term      A1+      P-1        F1
                                               Long term       N/A      A1         A1

Subsequent downgrade trigger                   Short term      N/A      P-2        F2
                                               Long term       BBB-     A3         BBB+

Second subsequent downgrade                    Short term      N./A     N/A        F3
                                               Long term       N/A      N/A        BBB-
Dollar and Euro currency swap providers:

ABN Amro Bank NV                               Short term      A-1+     P-1        F1
                                               Long term       AA-      Aa3        AA-

Barclays Bank PLC                              Short term      A-1+     P-1        F1
                                               Long term       AA+      Aa1        AA-

HSBC                                           Short term      A-1+     P-1        F1
                                               Long term       AA-      Aa2        AA

Citigroup Global markets Limited               Short term      A-1+     P-1        F1
                                               Long term       AA-      Aa1        AA+

Swiss Re                                       Short term      A-1+     P-1        A-1+
                                               Long term       AA       Aa2        AA

UBS AG                                         Short term      A-1+     P-1        N/A
                                               Long term       AA+      Aa2        N/A
--------------------------------------------------------------------------------------------------